Recently Issued Accounting Statements (Predecessor)	9 Months Ended
Sep. 30, 2013
Predecessor
Recently Issued Accounting Statements

2. Recently Issued Accounting Statements

Effective January 1, 2013, the Company adopted ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The ASU requires disclosures that affect all entities with financial instruments and derivatives that are either offset on the balance sheet in accordance with ASC 210-20-45 or ASC 815-10-45, or subject to a master netting arrangement, irrespective of whether they are offset on the balance sheet.  Entities should provide the disclosures required by ASU No. 2011-11 retrospectively for all comparative periods presented.   Adoption of ASU 2011-11 did not impact the Company’s financial statements.

Effective January 1, 2013, the Company early adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The ASU requires entities to report, either on the face of the income statement or in the notes, the effect of significant reclassifications out of accumulated other comprehensive income (“AOCI”) on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety from AOCI to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts.  The Company did not record any reclassifications out of accumulated other comprehensive income during the three-months ended September 30, 2013.  The Company did record the following reclassifications out of accumulated other comprehensive income during the nine-months ended September 30, 2013 as a result of the associated notes maturing during the period:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income	Affected line item in the statement of operations
Unrealized gains and losses on available-for-sale securities	$1,862	Realized loss on notes receivable, at fair market value

As discussed more fully in Note 3 of the Company’s 2012 audited consolidated financial statements, the notes receivable are treated as debt securities, classified as available-for-sale, and carried at fair value.  The remaining $6,238 of notes receivable, at fair market value at September 30, 2013, are expected to mature in 2018.

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”). ASU 2013-11 requires, unless certain conditions exists, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, similar tax loss, or a tax credit carryforward. ASU 2013-11 is effective prospectively for reporting periods beginning after December 15, 2013, with early adoption permitted. Retrospective application is permitted. The Company does not anticipate the adoption of this amendment will have a material impact on its financial statements.